ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:
	December 31
(in US$ thousands)	2017	2018
Accounts receivable	$763	$528
Less: Allowance for doubtful accounts	(12)	(5)
	$751	$523

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2016, 2017 and 2018:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$29	$32	$12
Additions: Bad debt expense	35	127	23
Less: Write-off	(33)	(149)	(29)
Translation adjustment	1	2	(1)
Balance at end of year	$32	$12	$5